Debt - Bankruptcy Filing - Additional Information (Detail) - Predecessor $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Write off the unamortized debt discount and debt issuance costs	$ 37.1
Contractual interest expense	$ 14.9